Commitments and Contingencies (Details Textual)	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)
Commitments and Contingencies (Textual)
Rent expense				$ 381,000	$ 360,000
Weighted average lease term			1 year 9 months 18 days
lease expense			$ 127,000
Weighted average discount rate			13.55%
Software Company [Member] | Software License [Member]
Commitments and Contingencies (Textual)
Initial payment of license				120,000
First installment				80,000
Second installment				40,000
Identity Consulting Organization [Member]
Commitments and Contingencies (Textual)
Rent expense				15,000
New Office Facilities [Member]
Commitments and Contingencies (Textual)
lease expense			$ 8,500
New Office Facilities [Member] | COLOMBIA [Member] | MultiPay S.A.S [Member]
Commitments and Contingencies (Textual)
Monthly rental payments		$ 9,000
Agreement term		2 years
New Office Facilities [Member] | Alpharetta Ga [Member]
Commitments and Contingencies (Textual)
Monthly rental payments	$ 3,800
New Office Facilities [Member] | Plantation [Member]
Commitments and Contingencies (Textual)
Monthly rental payments			$ 2,700	$ 2,700
Operating Lease term				The lease extends to August 2020.
Area of land for rent | ft²			2,100	2,100
New Office Facilities [Member] | South Africa [Member]
Commitments and Contingencies (Textual)
Monthly rental payments			$ 8,000	$ 8,000
New Office Facilities [Member] | Long Beach, New York [Member]
Commitments and Contingencies (Textual)
Additional monthly rental payments			$ 7,425	$ 7,425
Agreement term			30 days	30 days
Apartment [Member] | COLOMBIA [Member]
Commitments and Contingencies (Textual)
Monthly rental payments		$ 1,700	$ 2,000